Net Interest Income	12 Months Ended
Dec. 31, 2024
Net Interest Income [Abstract]
Net Interest Income
7.	Net interest income

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Loans originated by consolidated trust plans
Interest income	25,561,285	15,401,224	9,633,976
Interest expenses	(10,202,468)	(6,576,219)	(2,784,362)

Net interest income from loans originated by consolidated trust plans	15,358,817	8,825,005	6,849,614

Loans originated by financial institutions (a)
Interest income	4,023,756	5,007,555	6,527,925
Interest expenses	(700,637)	(720,432)	(1,066,211)

Net interest income from loans originated by financial institutions (a)	3,323,119	4,287,123	5,461,714

Total net interest income	18,681,936	13,112,128	12,311,328

(a)	Financial institutions include Ping An Consumer Finance Co., Ltd., microloan lending companies subsidiaries of the Company and the PAO b ank.